Forward Purchase Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended				9 Months Ended				12 Months Ended
	Jul. 17, 2024	Dec. 18, 2023	Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 31, 2024	[4]	Dec. 29, 2024		Dec. 31, 2023		Jun. 14, 2024
Forward Purchase Agreements [Line Items]
Other expense			$ 1,100												$ 30,700
Issuance of shares (in Shares)	2,450,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001				$ 0.0001						$ 0.0001		$ 0.0001
Price per share (in Dollars per share)													10.56
Reset floor price (in Dollars per share)													5
Terminated price (in Dollars per share)													$ 2
Fair value of assets													$ 3,841		$ 3,823
Anti-dilution provisions			$ 14				$ 14						14		7
Other income (expense)			$ (4,256)	[1]	$ (65,684)	[1]	(1,724)	[1]	$ (66,234)	[1]			$ 7,932	[2]	(29,862)	[2]
Fair value of forward purchase liabilities							$ (807)	[3]	$ 4,906	[3]	$ 337				$ (3,906)	[4]
Forward Purchase Agreements [Member]
Forward Purchase Agreements [Line Items]
Issuance of shares (in Shares)													6,300,000		5,670,000
Aggregate share purchase (in Shares)													6,720,000
Fair value of assets													$ 100
Anti-dilution provisions		$ 10,000
Other income (expense)															$ 35,500
Fair value of forward purchase liabilities													$ 300		3,900
VWAP [Member]
Forward Purchase Agreements [Line Items]
Price per share (in Dollars per share)													$ 1				$ 1
FPA [Member]
Forward Purchase Agreements [Line Items]
Due to related parties													$ 3,500		3,800
Fair value of FPA liability income															400
Change in Fair Value of FPA liability with Related Parties Expense															9,100
FPA [Member] | Related Party [Member]
Forward Purchase Agreements [Line Items]
Due to related parties													1,300		$ 3,200
Fair value of FPA liability income													100
Change in Fair Value of FPA liability with Related Parties Expense													$ 8,700
Maximum [Member]
Forward Purchase Agreements [Line Items]
Reset floor price (in Dollars per share)		$ 5											$ 3
Minimum [Member]
Forward Purchase Agreements [Line Items]
Reset floor price (in Dollars per share)		$ 3											$ 1
Common Stock [Member]
Forward Purchase Agreements [Line Items]
Issuance of shares (in Shares)			4,333,334		2,718,837		4,333,334		2,718,837				2,918,837
Common Stock [Member] | Forward Purchase Agreements [Member]
Forward Purchase Agreements [Line Items]
Issuance of shares (in Shares)															6,720,000

[1]	Includes the following related party transactions (in millions):
[2]	Includes related party interest expense and amortization of debt issuance costs of $1.8 million and $1.5 million in the thirteen week periods ended September 28, 2025, and September 29, 2024, respectively. Includes related party interest expense and amortization of debt issuance costs of $5.4 million and $5.6 million in the thirty-nine weeks periods ended September 28, 2025, and September 29, 2024, respectively.
[3]	Includes related party income of $0.1 million and $1.8 million in the thirty-nine week periods ended September 28, 2025, and September 29, 2024, respectively.
[4]	Change in fair value of forward purchase agreement liabilities from related parties was income of $0.1 million and ($9.1) million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively.